6. ACCRUED SETTLEMENT (Details Textual 3) (CranshireMasterFundMember, USD $)	Mar. 12, 2012	Feb. 24, 2012	Dec. 16, 2011	Dec. 15, 2011	Dec. 02, 2011	Dec. 01, 2011
CranshireMasterFundMember
Decreased exercise price of its warrants						$ 0.0353
Number of warrant shares issuable upon exercise original						6,918,197
Number of warrant shares issuable upon exercise increased						19,598,292.00
Additional Shares as result of warrant exercise					12,680,094
Decreased exercise price of its warrants As per change argument				$ 0.27
Additional Shares as result of warrant exercise As per change argument				18,000,000
Shares Issued	4,941,605		10,730,265
Additional shares issued as per agreement		1,949,735